NET (LOSS)/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
NET (LOSS)/INCOME PER SHARE
Schedule of earnings per share, basic and diluted

	Year ended December 31,
	2017	2018	2019
	(HK$ in thousands, except for share and per share data)
Basic net (loss)/income per share calculation:
Numerator:
Net (loss)/income attributable to ordinary shareholder of the Company	(55,817)	36,938	143,159
Denominator:
Weighted average ordinary shares outstanding - basic	403,750,000	403,750,000	832,790,329
Net (loss)/income per share attributable to ordinary shareholder - basic	(0.14)	0.09	0.17
Diluted net (loss)/income per share calculation:
Numerator:
Net (loss)/income attributable to ordinary Shareholder of the Company	(55,817)	36,938	143,159
Denominator:
Weighted average ordinary shares outstanding - basic	403,750,000	403,750,000	832,790,329
Dilutive effect of share options	—	107,786,122	85,107,097
Weighted average ordinary shares outstanding - diluted	403,750,000	511,536,122	917,897,426
Net (loss)/income per share attributable to ordinary shareholder - diluted	(0.14)	0.07	0.16